Pensions and other post retirement benefits - Change in fair value of plan assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	£ (1,933)	£ (2,585)	£ (3,258)
Changes in net defined benefit liability (asset) [abstract]
Interest income	65	105	112
Employer contributions	475	1,073	587
Exchange adjustments	175	(345)	(81)
Assets transferred on disposal of UK Gas Distribution	0	34	0
Net defined benefit liability (asset), ending balance	(263)	(1,933)	(2,585)
Actual return on plan assets	1,278	4,286	576
Expected contributions to plans in the following year	363	491	686
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	24,375	26,434	26,408
Changes in net defined benefit liability (asset) [abstract]
Interest income	710	952	914
Return on plan assets in excess of/(less than) interest	568	3,334	(338)
Administration costs	(16)	(21)	(18)
Employer contributions	475	1,073	587
Employee contributions	1	1	2
Benefits paid	(1,285)	(1,443)	(1,348)
Exchange adjustments	(970)	1,049	227
Assets transferred on disposal of UK Gas Distribution	0	(7,004)	0
Net defined benefit liability (asset), ending balance	23,858	24,375	26,434
UK Pensions
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(156)	(15)	(672)
Changes in net defined benefit liability (asset) [abstract]
Interest income	3	0	18
Employer contributions	150	528	239
Exchange adjustments	0	0	0
Assets transferred on disposal of UK Gas Distribution	0	34	0
Net defined benefit liability (asset), ending balance	1,104	(156)	(15)
Actual return on plan assets	466	3,505	613
Expected contributions to plans in the following year	140	128	228
UK Pensions | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	15,489	19,401	19,453
Changes in net defined benefit liability (asset) [abstract]
Interest income	363	615	631
Return on plan assets in excess of/(less than) interest	103	2,890	(18)
Administration costs	(6)	(11)	(11)
Employer contributions	150	528	239
Employee contributions	1	1	2
Benefits paid	(770)	(931)	(895)
Exchange adjustments	0	0	0
Assets transferred on disposal of UK Gas Distribution	0	(7,004)	0
Net defined benefit liability (asset), ending balance	15,330	15,489	19,401
US Pensions
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(728)	(1,009)	(1,003)
Changes in net defined benefit liability (asset) [abstract]
Interest income	27	43	36
Employer contributions	208	257	231
Exchange adjustments	75	(140)	(33)
Assets transferred on disposal of UK Gas Distribution	0	0	0
Net defined benefit liability (asset), ending balance	(552)	(728)	(1,009)
Actual return on plan assets	560	524	4
Expected contributions to plans in the following year	221	229	220
US Pensions | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	6,322	5,136	5,052
Changes in net defined benefit liability (asset) [abstract]
Interest income	246	242	206
Return on plan assets in excess of/(less than) interest	314	282	(202)
Administration costs	(9)	(9)	(6)
Employer contributions	208	257	231
Employee contributions	0	0	0
Benefits paid	(362)	(349)	(310)
Exchange adjustments	(689)	763	165
Assets transferred on disposal of UK Gas Distribution	0	0	0
Net defined benefit liability (asset), ending balance	6,030	6,322	5,136
US other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(1,049)	(1,561)	(1,583)
Changes in net defined benefit liability (asset) [abstract]
Interest income	35	62	58
Employer contributions	117	288	117
Exchange adjustments	100	(205)	(48)
Assets transferred on disposal of UK Gas Distribution	0	0	0
Net defined benefit liability (asset), ending balance	(815)	(1,049)	(1,561)
Actual return on plan assets	252	257	(41)
Expected contributions to plans in the following year	2	134	238
US other post-retirement benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	2,564	1,897	1,903
Changes in net defined benefit liability (asset) [abstract]
Interest income	101	95	77
Return on plan assets in excess of/(less than) interest	151	162	(118)
Administration costs	(1)	(1)	(1)
Employer contributions	117	288	117
Employee contributions	0	0	0
Benefits paid	(153)	(163)	(143)
Exchange adjustments	(281)	286	62
Assets transferred on disposal of UK Gas Distribution	0	0	0
Net defined benefit liability (asset), ending balance	£ 2,498	£ 2,564	£ 1,897